UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund
June 30, 2007
COMMON STOCKS - 1.06%	Shares	Value

Mining
Rio Tinto plc (A)	30,000	$2,305,514
Southern Copper Corporation	10,500	989,730
(Cost: $2,242,597)		$3,295,244

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.32%
Raytheon Company,
5.375%, 4-1-13	$1,000	988,278

Banks - 7.61%
Banco BMG S.A.:
9.15%, 1-15-16	500	531,900
9.15%, 1-15-16 (B)	500	534,400
8.75%, 7-1-10	382	393,460
8.75%, 7-1-10 (B)	2,000	2,060,000
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,558,034
Bank for Foreign Trade,
7.0%, 4-13-09 (C)	RUB45,000	1,779,043
ICICI Bank Limited,
4.75%, 10-22-08	$3,210	3,162,498
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,764,574
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,500	3,566,850
Or-ICB S.A.,
6.875%, 7-29-08	1,000	1,009,500
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,500	1,528,928
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	2,700	2,754,000
		23,643,187
Beverages - 2.83%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR1,360	1,964,946
Coca-Cola Bottling Co.,
6.85%, 11-1-07	$2,000	2,004,712
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,350,000
Miller Brewing Company,
4.25%, 8-15-08 (D)	2,500	2,462,248
		8,781,906
Broadcasting - 0.32%
EchoStar DBS Corporation,
5.75%, 10-1-08	1,000	997,500

Business Equipment and Services - 0.95%
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	1,940,000
Shimao Property Holdings Limited,
8.0%, 12-1-16 (D)	1,000	1,002,500
		2,942,500
Chemicals -- Specialty - 0.68%
Bayer Corporation,
6.2%, 2-15-08 (D)	2,100	2,105,586

Coal - 0.32%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	995,000

Construction Materials - 0.64%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,850	1,999,365

Containers - 0.81%
Packaging Corporation of America,
4.375%, 8-1-08	2,550	2,512,240

Finance Companies - 9.33%
ALROSA Finance S.A.,
8.125%, 5-6-08	1,500	1,523,100
Asset Securitization Corporation,
6.75%, 2-14-43	2,107	2,114,466
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)	3,000	2,972,970
CITIC Resources Finance (2007) Limited,
6.75%, 5-15-14 (D)	2,000	1,930,000
CSN Islands VII Corp.,
10.75%, 9-12-08 (D)	2,500	2,625,000
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	995,403
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2000-C1,
7.325%, 4-15-62	498	502,590
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (D)	3,000	3,067,500
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.229%, 6-20-31	3,663	3,705,581
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,930,436
Russian Standard Bank:
7.5%, 10-7-10	1,750	1,691,655
7.5%, 10-7-10 (D)	1,000	965,000
Sistema Finance S.A.,
10.25%, 4-14-08	1,000	1,028,000
SLM Corporation,
4.33%, 4-1-14 (E)	2,500	2,014,050
Toyota Motor Credit Corporation,
4.28%, 1-18-15 (E)	1,000	888,860
VTB Capital S.A.,
8.255%, 7-30-07 (E)	1,000	1,001,700
		28,956,311
Food and Related - 3.57%
Bunge Limited Finance Corp.:
4.375%, 12-15-08	2,300	2,262,409
7.8%, 10-15-12	2,000	2,148,848
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (D)	1,251	1,224,769
Cosan S.A. Industria e Comercio:
9.0%, 11-1-09	300	317,250
9.0%, 11-1-09 (D)	1,500	1,586,250
8.25%, 11-15-19	1,000	1,012,500
Iansa Overseas Limited,
7.25%, 7-28-12	2,500	2,525,000
		11,077,026
Forest and Paper Products - 2.34%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	470,625
International Paper Company,
4.25%, 1-15-09	500	489,975
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (B)	2,500	2,659,530
Sino-Forest Corporation:
9.125%, 8-17-11	500	530,000
9.125%, 8-17-11 (D)	1,000	1,060,000
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,069,312
		7,279,442
Homebuilders, Mobile Homes - 0.83%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	2,000	2,070,000
Greentown China Holdings Limited,
9.0%, 11-8-13 (D)	500	509,375
		2,579,375
Household -- Major Appliances - 0.65%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (B)	2,000	2,005,000

Leisure Time Industry - 0.64%
Carnival Corporation,
3.75%, 11-15-07	1,000	994,036
Royal Caribbean Cruises Ltd.,
6.75%, 3-15-08	1,000	1,005,991
		2,000,027
Mining - 1.16%
Vedanta Resources plc:
6.625%, 2-22-10	1,100	1,097,250
6.625%, 2-22-10 (D)	2,500	2,493,750
		3,591,000
Motor Vehicles - 0.80%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,500	2,479,633

Multiple Industry - 0.64%
Cox Enterprises, Inc.,
4.375%, 5-1-08 (B)	1,000	989,976
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,001,217
		1,991,193
Non-Residential Construction - 0.17%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	500	541,250

Petroleum -- Domestic - 1.16%
ENSCO International Incorporated,
6.75%, 11-15-07	540	542,402
Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	3,000	3,048,300
		3,590,702
Petroleum -- International - 0.17%
Pecom Energia S.A.,
9.0%, 5-1-09	500	521,250

Petroleum -- Services - 1.14%
Premcor Refining Group Inc. (The),
6.75%, 5-1-14	1,500	1,532,646
TransCapitalInvest Limited,
6.103%, 6-27-12 (D)	2,000	2,006,160
		3,538,806
Railroad - 0.48%
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6-1-14 (D)	1,500	1,488,750

Security and Commodity Brokers - 1.06%
Hongkong and Shanghai Banking Corporation (The),
5.6875%, 8-29-49 (E)	2,500	2,393,750
Morgan Stanley,
4.78%, 5-1-14 (E)	1,000	911,600
		3,305,350
Steel - 0.99%
Evraz Group S.A.,
8.25%, 11-10-15 (D)	3,000	3,067,500

Trucking and Shipping - 0.33%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	1,000	1,015,000

Utilities -- Electric - 4.89%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (B) (C)	BRL6,400	3,829,184
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$1,000	1,002,500
8.875%, 12-15-16 (D)	2,000	2,005,000
Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	1,983,714
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,000	2,040,114
Florida Power & Light Company,
6.0%, 6-1-08	325	326,567
Hidroelectrica El Chocon S.A.,
8.86%, 9-15-11 (E)	3,000	3,000,000
Majapahit Holding B.V.,
7.25%, 10-17-11 (B)	1,000	1,013,750
		15,200,829

Utilities -- Gas and Pipeline - 0.62%
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17 (D)	2,000	1,927,500

Utilities -- Telephone - 2.27%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	784,498
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,500	2,544,750
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,125	2,185,350
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,005,665
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	525,000
		7,045,263

TOTAL CORPORATE DEBT SECURITIES - 47.72%		$148,166,769

(Cost: $147,068,478)

OTHER GOVERNMENT SECURITIES

Canada - 4.51%
Canadian Government Bond,
4.25%, 12-1-08 (C)	CAD15,000	14,009,387

Chile - 1.22%
Republic of Chile:
5.625%, 7-23-07	$2,800	2,800,000
5.755%, 1-28-08 (E)	1,000	1,001,000
		3,801,000
Germany - 16.20%
Bundesschatzanweisungen Federal Treasury Note,
3.0%, 3-14-08 (C)	EUR37,500	50,289,132

Japan - 1.08%
Japanese Government 15 Year Floating Rate Bond,
0.97194%, 1-20-18 (C)(E)	JPY425,000	3,351,675

Norway - 4.93%
Norway Government Bond,
5.5%, 5-15-09 (C)	NOK90,000	15,303,350

Russia - 0.31%
Open Joint Stock Company "Russian Railroads",
6.67%, 1-22-09 (C)	RUB7,000	274,019
Russian Federation,
8.25%, 3-31-10 (D)	$667	691,686
		965,705
United Kingdom - 1.92%
United Kingdom Treasury:
7.25%, 12-7-07 (C)	GBP1,500	3,028,736
4.0%, 3-7-09 (C)	1,500	2,929,341
		5,958,077

TOTAL OTHER GOVERNMENT SECURITIES - 30.17%		$93,678,326

(Cost: $89,834,887)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 5.38%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8-15-17	$2,033	177,912
5.0%, 5-15-18	1,213	288,707
5.0%, 4-15-19	215	31,579
5.0%, 4-15-19	105	15,382
5.0%, 2-15-20	522	2,779
5.0%, 7-15-21	658	34,255
5.0%, 6-15-22	728	16,789
5.0%, 7-15-22	3,324	80,065
5.0%, 11-15-22	425	67,030
5.0%, 1-15-23	755	22,392
5.5%, 3-15-23	182	36,550
5.0%, 4-15-23	2,772	161,856
5.0%, 5-15-23	189	30,729
5.0%, 8-15-23	141	24,413
5.5%, 11-15-23	6,118	313,012
5.5%, 11-15-23	311	17,871
5.5%, 2-15-24	1,882	299,636
5.0%, 6-15-24	8,972	604,501
5.0%, 9-15-24	1,051	64,961
5.5%, 9-15-24	556	34,219
5.5%, 4-15-25	1,157	145,646
5.5%, 4-15-25	90	6,785
5.0%, 9-15-25	1,586	113,102
5.5%, 10-15-25	1,936	404,319
5.0%, 2-15-26	1,961	197,453
5.0%, 4-15-26	1,919	144,241
5.0%, 10-15-28	446	86,959
5.0%, 8-15-30	8,454	867,165
5.0%, 10-15-30	1,250	329,595
5.5%, 3-15-31	188	25,737
5.5%, 10-15-32	3,860	784,923
5.5%, 1-15-33	1,040	257,276
5.5%, 5-15-33	2,785	714,920
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 3-25-16	3,744	127,933
5.5%, 11-25-17	209	14,283
5.0%, 5-25-22	125	18,075
5.0%, 7-25-23	2,525	452,385
5.0%, 8-25-23	800	138,785
5.5%, 9-25-25	124	7,373
5.5%, 11-25-25	1,592	92,878
4.5%, 4-25-30	936	122,505
5.0%, 9-25-30	1,090	164,856
5.0%, 3-25-31	3,342	564,550
5.0%, 8-15-31	1,566	285,048
5.5%, 6-25-33	221	46,076
5.5%, 12-25-33	3,433	735,989
5.5%, 8-25-35	1,343	398,437
5.5%, 11-25-36	3,488	935,937
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	3,803	3,578,303
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 5-20-27	2,849	138,299
5.0%, 6-16-29	2,000	334,339
5.0%, 10-20-32	500	152,899
7.0%, 5-20-33	2,738	657,538
5.5%, 7-16-33	1,030	238,123
5.0%, 7-20-33	2,748	559,655
5.5%, 11-20-33	409	74,052
5.5%, 6-20-35	375	89,675
5.5%, 7-20-35	1,110	165,161
5.5%, 10-16-35	888	219,286
		16,715,199
Treasury Obligation - 4.51%
United States Treasury Note,
4.875%, 5-31-08	14,000	13,986,868

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.89%		$30,702,067

(Cost: $30,162,345)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.06%)	Face Amount in Thousands

Chinese Yuan Renminbi, 4-21-08 (C)	CNY271,910	806,045
Japanese Yen, 12-7-07 (C)	JPY4,183,000	(1,914,682)
Japanese Yen, 3-3-08 (C)	29,667	(9,298)
Russian Ruble, 1-22-08 (C)	RUB570,000	731,958
Singapore Dollar, 8-21-07 (C)	SGD11,150	124,220
South Korean Won, 4-21-08 (C)	KRW7,400,000	29,886
Swiss Franc, 11-30-07 (C)	CHF17,955	42,121
		$(189,750)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 2.87%
General Mills, Inc.,
5.45%, 7-2-07	$8,906	8,904,652

Insurance -- Life - 3.54%
AEGON N.V.,
5.37%, 7-2-07	11,000	10,998,359

Restaurants - 1.60%
Starbucks Corporation,
5.35%, 7-30-07	5,000	4,978,451

Security and Commodity Brokers - 3.21%
American Express Credit Corp.,
5.26%, 7-26-07	10,000	9,963,472

TOTAL SHORT-TERM SECURITIES - 11.22%		$34,844,934

(Cost: $34,844,934)

TOTAL INVESTMENT SECURITIES - 100.00%		$310,497,590

(Cost: $304,153,241)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at June 30, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Morgan Stanley:	Federative Republic of Brazil	1.15%	6-20-11	$3,000,000	$(60,594)
	Federative Republic of Brazil	1.89%	6-20-11	2,800,000	(129,685)
	Federative Republic of Brazil	1.46%	6-20-11	200,000	(6,228)
Lehman Brothers	Republic of Columbia	1.69%	10-20-11	3,000,000	(112,020)
Goldman Sachs	Dow Jones CDX High Yield Series 7	3.25%	12-20-07	2,900,000	77,395
Merrill Lynch International:	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	3,000,000	(40,003)
	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	2,800,000	(40,585)
Morgan Stanley	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	5,800,000	(77,340)
Lehman Brothers	Republic of Indonesia	1.67%	12-20-11	3,000,000	(80,257)
Goldman Sachs	LCDX Series 8 Index	1.20%	6-20-12	3,000,000	(20,926)
Lehman Brothers	Republic of Turkey	2.27%	10-20-11	3,000,000	(115,090)

					$(605,333)

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $18,077,669 or 5.82% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, KRW - South Korean Won, NOK - Norwegian Krone, RUB - Russian Ruble, SGD - Singapore Dollar)

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $35,191,544 or 11.33% of total investments.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007